September 21, 2020

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2020, AS SUPPLEMENTED THROUGH SEPTEMBER 1, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)	Effective after the close of business on September 18, 2020, each Acquired Fund identified below was reorganized into the corresponding Acquiring Fund identified below pursuant to an Agreement and Plan of Reorganization.

Acquired Fund	Corresponding Acquiring Fund
Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund
Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund
Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund
Hartford MidCap Value HLS Fund	Hartford MidCap HLS Fund
Hartford Value HLS Fund	Hartford Dividend and Growth HLS Fund

Accordingly, all references to Hartford Global Growth HLS Fund, Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Growth Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, MidCap Value HLS Fund, Hartford Value HLS Fund, and Value HLS Fund are deleted in their entirety from the above referenced Statutory Prospectus.

(2)	Effective immediately, under the heading “Hartford Disciplined Equity HLS Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the expense example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Classes	IA	IB
Management fees(1)	0.57%	0.57%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.61%	0.86%
(1)	“Management fees” have been restated to reflect current fees.

Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
IA	$62	$195	$340	$ 762
IB	$88	$274	$477	$1,061

(3)	Effective immediately, under the heading “Hartford Dividend and Growth HLS Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the expense example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Classes	IA	IB
Management fees(1)	0.63%	0.63%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.66%	0.91%
(1)	“Management fees” have been restated to reflect current fees.

Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	You invest $10,000
•	Your investment has a 5% return each year
•	The Fund’s operating expenses remain the same
•	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
IA	$67	$211	$368	$ 822
IB	$93	$290	$504	$1,120

(4)	Effective immediately, under the heading “Hartford Dividend and Growth HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Matthew G. Baker	Senior Managing Director and Equity Portfolio Manager	2004
Nataliya Kofman	Managing Director and Equity Portfolio Manager	2006

(5)	Effective immediately, under the heading “The Investment Manager and Sub-Adviser - Management Fee” in the above referenced Statutory Prospectus, footnote two to the effective management fee table is deleted and replaced with the following:

(2) Effective September 18, 2020, the management fee set forth in the investment management agreement with respect to the Disciplined Equity HLS Fund is 0.6000% of the first $1 billion, 0.5500% of the next $4 billion, 0.5300% of the next $5 billion, and 0.5000% in excess of $10 billion annually of the Fund’s average daily net assets. From January 1, 2020 through September 17, 2020, the management fee set forth in the investment management agreement with respect to the Disciplined Equity HLS Fund was 0.7500% of the first $250 million, 0.6500% of the next $250 million, 0.6000% of the next $500 million, 0.5800% of the next $4 billion, 0.5700% of the next $5 billion, and 0.5600% in excess of $10 billion annually of the Fund’s average daily net assets. From January 1, 2019 through December 31, 2019, the management fee set forth in the investment management agreement with respect to the Disciplined Equity HLS Fund was 0.7750% of the first $250 million, 0.7250% of the next $250 million, 0.6750% of the next $500 million, 0.6250% of the next $4 billion, 0.6225% of the next $5 billion, and 0.6200% in excess of $10 billion annually of the Fund’s average daily net assets.

(6)	Effective immediately, under the heading “The Investment Manager and Sub-Adviser - Management Fee” in the above referenced Statutory Prospectus, the following footnote is added next to the Dividend and Growth HLS Fund in the effective management fee table:

(5) Effective September 18, 2020, the management fee set forth in the investment management agreement with respect to the Dividend and Growth HLS Fund is 0.6900% of the first $250 million, 0.6425% of the next $250 million, 0.6325% of the next $500 million, 0.6250% of the next $1.5 billion, 0.6200% of the next $2.5 billion, 0.6150% of the next $5 billion, and 0.6100% in excess of $10 billion annually of the Fund’s average daily net assets. From January 1, 2019 through September 17, 2020, the management fee set forth in the investment management agreement with respect to the Hartford Dividend and Growth HLS Fund was 0.7750% of the first $250 million, 0.7250% of the next $250 million, 0.6750% of the next $500 million, 0.6250% of the next $1.5 billion, 0.6200% of the next $2.5 billion, 0.6150% of the next $5 billion, and 0.6100% in excess of $10 billion annually of the Fund’s average daily net assets.

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7557	September 2020

SEPTEMBER 21, 2020

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

DATED may 1, 2020

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

(1)	Effective after the close of business on September 18, 2020, each Acquired Fund identified below was reorganized into the corresponding Acquiring Fund identified below pursuant to an Agreement and Plan of Reorganization.

Acquired Fund	Corresponding Acquiring Fund
Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund
Hartford Growth Opportunities HLS Fund	Hartford Disciplined Equity HLS Fund
Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund
Hartford MidCap Value HLS Fund	Hartford MidCap HLS Fund
Hartford Value HLS Fund	Hartford Dividend and Growth HLS Fund

Accordingly, all references to Hartford Global Growth HLS Fund, Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Growth Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, MidCap Value HLS Fund, Hartford Value HLS Fund, and Value HLS Fund are deleted in their entirety from the above referenced Statement of Additional Information.

(2)	Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS – MANAGEMENT FEES,” the investment management fee schedules with respect to the Dividend and Growth HLS Fund and the Disciplined Equity HLS Fund only are deleted and replaced with the following:

Dividend and Growth HLS Fund (effective September 18, 2020)

Average Daily Net Assets	Annual Rate
First $250 million	0.6900%
Next $250 million	0.6425%
Next $500 million	0.6325%
Next $1.5 billion	0.6250%
Next $2.5 billion	0.6200%
Next $5 billion	0.6150%
Amount Over $10 billion	0.6100%

Disciplined Equity HLS Fund (effective September 18, 2020)

Average Daily Net Assets	Annual Rate
First $1 billion	0.6000%
Next $4 billion	0.5500%
Next $5 billion	0.5300%
Amount Over $10 billion	0.5000%

(3)	Under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added under the Healthcare HLS Fund:

FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Healthcare HLS Fund
Rebecca D. Sykes*
Other Registered Investment Companies	9	$139	1	$5
Other Pooled Investment Vehicles	32	$348	8	$87
Other Accounts	78	$538	9	$70
*	Information as of June 30, 2020

(4)	Under the heading “PORTFOLIO MANAGERS – EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added:

PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Rebecca D. Sykes*	Healthcare HLS Fund	None
*	Ms. Sykes became a portfolio manager to the Healthcare HLS Fund effective September 1, 2020. The information for Ms. Sykes is as of June 30, 2020.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.